Amounts in Noah Investment and its Subsidiaries Included in Consolidated Financial Statements (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Increase in amounts due to the Group's subsidiaries	$ 34,660,524	$ 18,475,369